Summary of Restricted Share Units Activity, SCL Equity Plan - Part 1 (Details) - 2009 SCL Equity Plan [Member]	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Restricted stock units [Member]
Summary of restricted share units activity [Line Items]
Unvested beginning balance (in shares)	0	0	852,000
Modified to cash-settled		0	(852,000)
Modified from equity-settled		0	852,000
Vested (in shares)	0
Unvested ending balance (in shares)	1,407,000	0	0
Unvested, weighted average grant date fair value, beginning balance (in usd per share) | $ / shares	$ 0	$ 0	$ 7.51
Modified to cash-settled/from equity-settled, weighted average grant date fair value (in usd per share) | $ / shares		0	7.51
Vested, weighted average grant date fair value (in usd per share) | $ / shares	0
Unvested, weighted average grant date fair value, ending balance (in usd per share) | $ / shares	$ 4.99	$ 0	$ 0
Cash-settled restricted stock units [Member]
Summary of restricted share units activity [Line Items]
Unvested beginning balance (in shares)	0	852,000	236,000
Modified to cash-settled		0	(852,000)
Modified from equity-settled		0	852,000
Vested (in shares)		(852,000)	(236,000)
Unvested ending balance (in shares)		0	852,000
Unvested, weighted average grant date fair value, beginning balance (in usd per share) | $ / shares	$ 0	$ 7.51	$ 7.13
Modified to cash-settled/from equity-settled, weighted average grant date fair value (in usd per share) | $ / shares		0	7.51
Vested, weighted average grant date fair value (in usd per share) | $ / shares		7.51	7.13
Unvested, weighted average grant date fair value, ending balance (in usd per share) | $ / shares		$ 0	$ 7.51